Distribution Date:	11/15/21	COMM 2012-CCRE5 Mortgage Trust
Determination Date:	11/08/21
Next Distribution Date:	12/10/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Reconciliation Detail	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Additional Information	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		William D. Schwartz		william.d.schwartz@pnc.com
Bond / Collateral Reconciliation - Balances	9		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue,40th Floor | New York, NY 10016
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Collateral Stratification and Historical Detail	22
		Controlling Class	Eightfold Real Estate Capital Fund II, L.P.
Specially Serviced Loan Detail - Part 1	23	Representative
Specially Serviced Loan Detail - Part 2	24		-
			, | ,
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12623SAA8	0.673000%	85,349,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12623SAB6	1.678000%	159,765,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12623SAC4	2.388000%	90,894,000.00	16,194,778.66	1,673,874.53	32,227.61	0.00	0.00	1,706,102.14	14,520,904.13	42.30%	30.00%
A-3	12623SAD2	2.540000%	100,000,000.00	91,842,651.62	0.00	194,400.28	0.00	0.00	194,400.28	91,842,651.62	42.30%	30.00%
A-4	12623SAE0	2.771000%	357,557,000.00	357,557,000.00	0.00	825,658.71	0.00	0.00	825,658.71	357,557,000.00	42.30%	30.00%
AM	12623SAJ9	3.223000%	123,287,000.00	123,287,000.00	0.00	331,128.33	0.00	0.00	331,128.33	123,287,000.00	26.97%	19.13%
B	12623SAL4	3.774000%	52,432,000.00	52,432,000.00	0.00	164,898.64	0.00	0.00	164,898.64	52,432,000.00	20.44%	14.50%
C	12623SAQ3	4.464542%	35,427,000.00	35,427,000.00	0.00	131,804.43	0.00	0.00	131,804.43	35,427,000.00	16.04%	11.38%
D	12623SAS9	4.464542%	22,673,000.00	22,673,000.00	0.00	84,353.79	0.00	0.00	84,353.79	22,673,000.00	13.22%	9.38%
E	12623SAU4	4.464542%	32,593,000.00	32,593,000.00	0.00	121,260.67	0.00	0.00	121,260.67	32,593,000.00	9.16%	6.50%
F	12623SAW0	4.464542%	21,256,000.00	21,256,000.00	0.00	79,081.91	0.00	0.00	79,081.91	21,256,000.00	6.52%	4.63%
G	12623SAY6	4.464542%	18,422,000.00	18,422,000.00	0.00	68,538.15	0.00	0.00	68,538.15	18,422,000.00	4.23%	3.00%
H*	12623SBA7	4.464542%	34,010,559.52	34,010,559.52	0.00	121,071.01	0.00	0.00	121,071.01	34,010,559.52	0.00%	0.00%
R	12623SBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12623SBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,133,665,561.52	805,694,989.80	1,673,874.53	2,154,423.53	0.00	0.00	3,828,298.06	804,021,115.27

Notional Certificates
X-A	12623SAF7	1.645472%	916,852,000.00	588,881,430.28	0.00	807,489.76	0.00	0.00	807,489.76	587,207,555.75
X-B	12623SAG5	0.690542%	52,432,000.00	52,432,000.00	0.00	30,172.06	0.00	0.00	30,172.06	52,432,000.00
Notional SubTotal			969,284,000.00	641,313,430.28	0.00	837,661.82	0.00	0.00	837,661.82	639,639,555.75

Deal Distribution Total					1,673,874.53	2,992,085.35	0.00	0.00	4,665,959.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12623SAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12623SAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12623SAC4	178.17214184	18.41567683	0.35456257	0.00000000	0.00000000	0.00000000	0.00000000	18.77023940	159.75646500
A-3	12623SAD2	918.42651620	0.00000000	1.94400280	0.00000000	0.00000000	0.00000000	0.00000000	1.94400280	918.42651620
A-4	12623SAE0	1,000.00000000	0.00000000	2.30916668	0.00000000	0.00000000	0.00000000	0.00000000	2.30916668	1,000.00000000
AM	12623SAJ9	1,000.00000000	0.00000000	2.68583330	0.00000000	0.00000000	0.00000000	0.00000000	2.68583330	1,000.00000000
B	12623SAL4	1,000.00000000	0.00000000	3.14500000	0.00000000	0.00000000	0.00000000	0.00000000	3.14500000	1,000.00000000
C	12623SAQ3	1,000.00000000	0.00000000	3.72045135	0.00000000	0.00000000	0.00000000	0.00000000	3.72045135	1,000.00000000
D	12623SAS9	1,000.00000000	0.00000000	3.72045120	0.00000000	0.00000000	0.00000000	0.00000000	3.72045120	1,000.00000000
E	12623SAU4	1,000.00000000	0.00000000	3.72045132	0.00000000	0.00000000	0.00000000	0.00000000	3.72045132	1,000.00000000
F	12623SAW0	1,000.00000000	0.00000000	3.72045117	0.00000000	0.00000000	0.00000000	0.00000000	3.72045117	1,000.00000000
G	12623SAY6	1,000.00000000	0.00000000	3.72045109	0.00000000	0.00000000	0.00000000	0.00000000	3.72045109	1,000.00000000
H	12623SBA7	1,000.00000000	0.00000000	3.55980648	0.16064481	5.05797207	0.00000000	0.00000000	3.55980648	1,000.00000000
R	12623SBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12623SBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12623SAF7	642.28624716	0.00000000	0.88071985	0.00000000	0.00000000	0.00000000	0.00000000	0.88071985	640.46057134
X-B	12623SAG5	1,000.00000000	0.00000000	0.57545125	0.00000000	0.00000000	0.00000000	0.00000000	0.57545125	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	32,227.61	0.00	32,227.61	0.00	0.00	0.00	32,227.61	0.00
A-3	10/01/21 - 10/30/21	30	0.00	194,400.28	0.00	194,400.28	0.00	0.00	0.00	194,400.28	0.00
A-4	10/01/21 - 10/30/21	30	0.00	825,658.71	0.00	825,658.71	0.00	0.00	0.00	825,658.71	0.00
X-A	10/01/21 - 10/30/21	30	0.00	807,489.76	0.00	807,489.76	0.00	0.00	0.00	807,489.76	0.00
X-B	10/01/21 - 10/30/21	30	0.00	30,172.06	0.00	30,172.06	0.00	0.00	0.00	30,172.06	0.00
AM	10/01/21 - 10/30/21	30	0.00	331,128.33	0.00	331,128.33	0.00	0.00	0.00	331,128.33	0.00
B	10/01/21 - 10/30/21	30	0.00	164,898.64	0.00	164,898.64	0.00	0.00	0.00	164,898.64	0.00
C	10/01/21 - 10/30/21	30	0.00	131,804.43	0.00	131,804.43	0.00	0.00	0.00	131,804.43	0.00
D	10/01/21 - 10/30/21	30	0.00	84,353.79	0.00	84,353.79	0.00	0.00	0.00	84,353.79	0.00
E	10/01/21 - 10/30/21	30	0.00	121,260.67	0.00	121,260.67	0.00	0.00	0.00	121,260.67	0.00
F	10/01/21 - 10/30/21	30	0.00	79,081.91	0.00	79,081.91	0.00	0.00	0.00	79,081.91	0.00
G	10/01/21 - 10/30/21	30	0.00	68,538.15	0.00	68,538.15	0.00	0.00	0.00	68,538.15	0.00
H	10/01/21 - 10/30/21	30	166,560.84	126,534.63	0.00	126,534.63	5,463.62	0.00	0.00	121,071.01	172,024.46
Totals			166,560.84	2,997,548.97	0.00	2,997,548.97	5,463.62	0.00	0.00	2,992,085.35	172,024.46

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12623SAJ9	3.223000%	123,287,000.00	123,287,000.00	0.00	331,128.33	0.00	0.00	331,128.33	123,287,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12623SAL4	3.774000%	52,432,000.00	52,432,000.00	0.00	164,898.64	0.00	0.00	164,898.64	52,432,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12623SAQ3	4.464542%	35,427,000.00	35,427,000.00	0.00	131,804.43	0.00	0.00	131,804.43	35,427,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			211,146,000.03	211,146,000.00	0.00	627,831.40	0.00	0.00	627,831.40	211,146,000.00

Exchangeable Certificate Details
PEZ	12623SAN0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Reconciliation Detail
Advance Summary		Master Servicing Fee Summary
P & I Advances Outstanding	1,607,189.32	Current Period Accrued Master Servicing Fees	19,941.14
Servicing Advances Outstanding	520,591.24	Less Master Servicing Fees on Delinquent Payments	437.09
Reimbursement for Interest on P & I Advances paid from general collections	0.00	Less Reductions to Master Servicing Fees	0.00
Reimbursement for Interest on Servicing Advances paid from general collections	0.00	Plus Master Servicing Fees on Delinquent Payments Received	0.00
		Plus Adjustments for Prior Master Servicing Calculation	0.00
		Total Master Servicing Fees Collected	19,504.05

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,665,959.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,028,653.52	Master Servicing Fee	19,941.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,387.59
Interest Adjustments	0.00	Trustee Fee	1,387.59
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	8,388.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	31,104.54
Total Interest Collected	3,028,653.52

Principal		Expenses/Reimbursements
Scheduled Principal	1,673,874.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,463.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,673,874.53	Total Expenses/Reimbursements	5,463.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,992,085.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,673,874.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,665,959.88
Total Funds Collected	4,702,528.05	Total Funds Distributed	4,702,528.04

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	805,694,989.80	805,694,989.80	Beginning Certificate Balance	805,694,989.80
(-) Scheduled Principal Collections	1,673,874.53	1,673,874.53	(-) Principal Distributions	1,673,874.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	804,021,115.27	804,021,115.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	806,253,225.53	806,253,225.53	Ending Certificate Balance	804,021,115.27
Ending Actual Collateral Balance	804,634,561.16	804,634,561.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP
	9,999,999 or less	15	79,138,290.82	9.84%	12	4.5642	1.864161	1.34 or less	7	185,233,264.37	23.04%	11	4.5709	1.017231
10,000,000 to 24,999,999		10	158,568,646.77	19.72%	12	4.8081	1.723993	1.35 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		1	25,904,405.28	3.22%	13	4.2600	2.040000	1.40 to 1.49	1	15,090,660.82	1.88%	12	5.2500	1.480000
40,000,000 to 54,999,999		4	194,759,073.17	24.22%	13	4.1389	1.730984	1.50 to 1.59	1	20,201,235.05	2.51%	13	4.0935	1.580000
55,000,000 to 69,999,999		1	56,602,513.10	7.04%	13	3.5385	2.760000	1.60 to 1.69	2	41,278,113.81	5.13%	10	5.2433	1.616785
	70,000,000 or greater	1	90,000,000.00	11.19%	10	4.6250	1.330000	1.70 to 1.79	3	61,652,055.92	7.67%	13	4.1145	1.743760
	Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027	1.80 to 1.99	2	58,582,278.51	7.29%	12	4.4706	1.950851
								2.00 or greater	16	222,935,320.66	27.73%	13	4.1087	2.492131
								Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	199,048,186.13	24.76%	13	4.2870	NAP
							Defeased	38	199,048,186.13	24.76%	13	4.2870	NAP
Alabama	1	5,117,409.88	0.64%	12	5.3360	2.030000
							Industrial	1	5,151,743.21	0.64%	13	4.5000	0.670000
California	6	92,356,428.76	11.49%	12	4.5691	2.054315
							Lodging	3	22,506,928.78	2.80%	12	5.1655	0.835764
Florida	1	23,957,141.59	2.98%	8	5.7500	1.600000
							Mixed Use	3	27,664,566.57	3.44%	13	4.7208	1.903690
Georgia	2	26,337,343.16	3.28%	13	4.9396	1.807898
							Multi-Family	2	63,982,105.48	7.96%	13	4.1545	1.173258
Indiana	1	14,641,445.70	1.82%	12	5.0900	(0.260000)
							Office	11	257,762,320.48	32.06%	13	4.1251	2.162124
Iowa	1	17,320,972.22	2.15%	13	4.5425	1.640000
							Retail	22	227,905,264.63	28.35%	11	4.6398	1.665086
Kansas	1	2,346,491.49	0.29%	12	5.2500	1.480000
							Totals	80	804,021,115.27	100.00%	12	4.3654	1.749027
Michigan	1	5,426,462.00	0.67%	11	4.9495	2.120000

Missouri	6	16,056,600.61	2.00%	12	4.8867	1.140503

New Jersey	2	27,188,154.13	3.38%	13	4.0807	1.806146

New York	3	149,755,256.66	18.63%	11	4.2158	1.889019

North Carolina	1	4,078,647.62	0.51%	13	4.5250	1.710000

Ohio	1	3,355,686.44	0.42%	13	4.7100	2.300000

Pennsylvania	4	128,024,790.41	15.92%	13	4.0945	1.560477

South Carolina	1	14,383,441.19	1.79%	13	4.0400	2.250000

Tennessee	6	5,294,058.87	0.66%	12	5.2500	1.480000

Texas	1	11,946,616.22	1.49%	13	4.3400	2.260000

Virginia	1	2,748,073.20	0.34%	12	5.2500	4.450000

Washington	1	45,783,431.85	5.69%	13	3.9300	2.210000

Wisconsin	1	8,854,477.15	1.10%	12	4.0385	1.780000

Totals	80	804,021,115.27	100.00%	12	4.3654	1.749027

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP
	4.2499% or less	9	254,932,402.55	31.71%	13	3.9182	1.967457	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	106,966,476.72	13.30%	12	4.3912	2.082708	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	9	150,724,359.62	18.75%	11	4.6295	1.498649	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	9	92,349,690.25	11.49%	11	5.3085	1.478718	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027	49 months or greater	32	604,972,929.14	75.24%	12	4.3913	1.796428
								Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP
	60 months or less	32	604,972,929.14	75.24%	12	4.3913	1.796428	Interest Only	1	90,000,000.00	11.19%	10	4.6250	1.330000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027	116 months or greater	31	514,972,929.14	64.05%	13	4.3504	1.877944
								Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	199,048,186.13	24.76%	13	4.2870	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	15,090,660.82	1.88%	12	5.2500	1.480000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	2	13,621,098.16	1.69%	13	4.7301	0.622381	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	29	576,261,170.16	71.67%	12	4.3608	1.832466
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	804,021,115.27	100.00%	12	4.3654	1.749027
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30289398	RT	Victor	NY	Actual/360	4.625%	358,437.50	0.00	0.00	N/A	09/06/22	--	90,000,000.00	90,000,000.00	11/06/21
2	30291271	RT	Las Vegas	NV	Actual/360	4.188%	223,305.38	142,932.40	0.00	N/A	11/06/22	--	61,920,337.11	61,777,404.71	11/06/21
3	30291515	OF	New York	NY	Actual/360	3.539%	172,905.74	142,931.85	0.00	N/A	12/06/22	--	56,745,444.95	56,602,513.10	11/06/21
4	30289394	OF	Los Angeles	CA	Actual/360	4.470%	206,756.00	118,907.30	0.00	N/A	11/06/22	--	53,714,484.21	53,595,576.91	11/06/21
5	30291531	OF	Philadelphia	PA	Actual/360	4.094%	172,153.57	113,573.14	0.00	N/A	12/06/22	--	48,832,504.29	48,718,931.15	11/06/21
6	30291430	RT	Tukwila	WA	Actual/360	3.930%	155,308.71	109,315.48	0.00	N/A	12/06/22	--	45,892,747.33	45,783,431.85	11/06/21
7	30291463	MF	Philadelphia	PA	Actual/360	4.011%	161,452.69	89,508.25	0.00	N/A	12/06/22	--	46,750,641.51	46,661,133.26	11/06/21
8	30289399	98	Miami Beach	FL	Actual/360	3.580%	87,355.65	71,377.35	0.00	N/A	11/06/22	--	28,336,667.46	28,265,290.11	11/06/21
10	30291490	SS	Various	Various	Actual/360	4.530%	91,429.48	94,273.09	0.00	N/A	12/06/22	--	23,438,448.29	23,344,175.20	11/06/21
11	30289415	OF	Conshohocken	PA	Actual/360	4.260%	95,200.72	47,631.67	0.00	N/A	12/06/22	--	25,952,036.95	25,904,405.28	11/06/21
13	30289388	RT	Lady Lake	FL	Actual/360	5.750%	118,841.75	44,558.65	0.00	N/A	07/01/22	--	24,001,700.24	23,957,141.59	11/01/21
14	30289411	OF	Summit	NJ	Actual/360	4.093%	71,352.69	40,903.28	0.00	N/A	12/06/22	--	20,242,138.33	20,201,235.05	11/06/21
15	30291488	MF	Ames	IA	Actual/360	4.543%	67,900.37	37,761.47	0.00	N/A	12/06/22	--	17,358,733.69	17,320,972.22	11/06/21
16	30289412	OF	Elgin	SC	Actual/360	4.040%	50,214.06	50,495.05	0.00	N/A	12/06/22	--	14,433,936.24	14,383,441.19	11/06/21
17	30291489	RT	Decatur	GA	Actual/360	5.346%	72,887.46	30,367.25	0.00	N/A	12/06/22	--	15,834,533.70	15,804,166.45	07/06/21
18	30289405	SS	Various	Various	Actual/360	5.000%	61,774.81	45,205.17	0.00	N/A	12/06/22	--	14,347,698.49	14,302,493.32	11/06/21
19	30289395	RT	Various	Various	Actual/360	5.250%	68,356.45	29,659.71	0.00	N/A	11/06/22	--	15,120,320.53	15,090,660.82	11/06/21
20	30289389	MF	Navarre	FL	Actual/360	4.160%	52,430.82	33,712.49	0.00	N/A	12/01/22	--	14,636,395.54	14,602,683.05	11/01/21
21	30289416	MU	Los Angeles	CA	Actual/360	4.730%	59,959.08	31,118.36	0.00	N/A	12/06/22	--	14,720,909.18	14,689,790.82	11/06/21
22	30289396	LO	Indianapolis	IN	Actual/360	5.090%	64,303.66	29,520.38	0.00	N/A	11/06/22	--	14,670,966.08	14,641,445.70	11/06/21
24	30289397	OF	Houston	TX	Actual/360	4.340%	44,747.51	26,852.60	0.00	N/A	12/06/22	--	11,973,468.82	11,946,616.22	11/06/21
25	30291428	LO	Sunnyvale	CA	Actual/360	4.636%	45,286.76	29,852.97	0.00	N/A	12/06/22	--	11,342,838.75	11,312,985.78	11/06/21
27	30289407	OF	Atlanta	GA	Actual/360	4.330%	39,367.07	23,709.26	0.00	N/A	12/06/22	--	10,556,885.97	10,533,176.71	11/06/21
28	30291425	SS	Various	OH	Actual/360	4.300%	40,491.13	21,367.80	0.00	N/A	12/06/22	--	10,935,339.87	10,913,972.07	11/06/21
29	30291473	MU	San Diego	CA	Actual/360	4.721%	38,806.93	24,842.91	0.00	N/A	12/06/22	--	9,544,871.73	9,520,028.82	03/06/20
30	30291482	MF	Tacoma	WA	Actual/360	4.580%	35,672.33	19,564.25	0.00	N/A	12/06/22	--	9,044,964.00	9,025,399.75	11/06/21
31	30291409	RT	Milwaukee	WI	Actual/360	4.039%	30,860.12	19,501.82	0.00	N/A	11/06/22	--	8,873,978.97	8,854,477.15	11/06/21
37	30291116	SS	Miami	FL	Actual/360	4.431%	28,567.84	16,668.26	0.00	N/A	11/06/22	--	7,486,304.28	7,469,636.02	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	30289404	RT	Brigantine	NJ	Actual/360	4.043%	24,384.91	16,408.84	0.00	N/A	12/06/22	--	7,003,327.92	6,986,919.08	11/06/21
40	30289406	RT	Lebanon	PA	Actual/360	4.043%	23,524.26	15,829.72	0.00	N/A	12/06/22	--	6,756,150.44	6,740,320.72	11/06/21
42	30291248	OF	Wixom	MI	Actual/360	4.949%	23,202.60	17,513.01	0.00	N/A	10/06/22	--	5,443,975.01	5,426,462.00	11/06/21
43	30289391	IN	Kansas City	MO	Actual/360	4.500%	20,029.70	17,211.08	0.00	N/A	12/01/22	--	5,168,954.29	5,151,743.21	11/01/21
44	30289408	MF	Fayetteville	NC	Actual/360	4.213%	19,528.86	12,304.70	0.00	N/A	12/06/22	--	5,383,663.05	5,371,358.35	11/06/21
45	30289400	LO	Florence	AL	Actual/360	5.336%	23,586.05	15,695.54	0.00	N/A	11/06/22	--	5,133,105.42	5,117,409.88	11/06/21
46	30289401	OF	Venice	CA	Actual/360	4.792%	22,582.40	9,915.01	0.00	N/A	11/06/22	--	5,473,176.28	5,463,261.27	11/06/21
47	30289410	SS	Various	MA	Actual/360	4.430%	19,401.34	11,253.27	0.00	N/A	12/06/22	--	5,085,910.48	5,074,657.21	11/06/21
48	30289403	OF	Los Angeles	CA	Actual/360	4.477%	19,267.31	11,051.87	0.00	N/A	11/06/22	--	4,997,753.47	4,986,701.60	11/06/21
50	30291533	RT	Garner	NC	Actual/360	4.525%	15,945.51	13,588.87	0.00	N/A	12/06/22	--	4,092,236.49	4,078,647.62	11/06/21
51	30289392	RT	Lancaster	CA	Actual/360	4.750%	16,810.18	8,719.24	0.00	N/A	11/01/22	--	4,109,788.58	4,101,069.34	11/01/21
54	30289413	RT	Butler	PA	Actual/360	4.585%	17,567.55	0.00	0.00	N/A	12/06/22	--	4,450,000.00	4,450,000.00	11/06/21
55	30291327	MU	Saint Louis	MO	Actual/360	4.680%	13,952.73	7,469.14	0.00	N/A	10/06/22	--	3,462,216.07	3,454,746.93	11/06/21
56	30291398	OF	Plymouth Township	MI	Actual/360	5.120%	13,877.46	9,785.48	0.00	N/A	12/06/22	--	3,147,916.04	3,138,130.56	11/06/21
57	30289393	RT	Salem	OH	Actual/360	4.710%	13,639.03	7,130.53	0.00	N/A	12/01/22	--	3,362,816.97	3,355,686.44	11/01/21
59	30291464	RT	Bronx	NY	Actual/360	4.694%	12,765.29	5,374.41	0.00	N/A	12/06/22	--	3,158,117.97	3,152,743.56	11/06/21
60	30291351	LO	Chesapeake	VA	Actual/360	5.250%	12,462.06	8,511.61	0.00	N/A	11/06/22	--	2,756,584.81	2,748,073.20	11/06/21
Totals							3,028,653.52	1,673,874.53	0.00				805,694,989.80	804,021,115.27

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,450,177.35	13,242,199.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	12,315,855.12	10,987,931.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,601,531.71	8,198,828.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,313,619.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,585,239.72	7,570,956.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,475,259.09	3,067,391.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	3,999,325.22	3,553,047.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,328,717.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,213,172.50	2,141,130.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,113,483.05	2,191,339.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,754,028.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,537,385.55	01/01/21	08/31/21	10/06/21	0.00	36,951.96	102,627.49	374,981.64	236,073.42	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,859,802.43	2,202,060.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,750,601.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(1,890,066.03)	(32,833.64)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,097,391.13	1,982,850.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,782,171.43	2,223,145.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	(18,380.08)	0.00	--	--	02/08/21	0.00	37,474.45	63,271.76	1,232,207.68	194,928.11	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,088,112.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	987,815.46	1,223,693.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	963,314.18	1,103,883.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,222,923.41	1,058,282.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	320,667.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	769,099.05	1,071,937.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	953,353.55	1,275,120.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	695,462.47	729,188.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	655,916.95	673,554.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	730,770.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	363,804.04	290,740.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	642,385.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	415,076.39	482,581.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	37,321.37	0.00
60	259,523.13	1,209,440.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,800,154.05	67,983,856.96				0.00	74,426.41	165,899.24	1,607,189.32	468,322.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/15/21	0	0.00	0	0.00	2	25,324,195.27	1	15,804,166.45	0	0.00	0	0.00	0	0.00	0	0.00	4.365448%	4.319070%	12
10/13/21	0	0.00	1	15,834,533.70	1	9,544,871.73	1	15,834,533.70	0	0.00	0	0.00	0	0.00	0	0.00	4.365357%	4.318987%	13
09/13/21	1	15,867,107.06	0	0.00	1	9,570,864.21	1	15,867,107.06	0	0.00	0	0.00	0	0.00	0	0.00	4.365268%	4.318908%	14
08/12/21	0	0.00	1	15,897,185.92	1	9,595,501.27	1	15,897,185.92	0	0.00	0	0.00	0	0.00	0	0.00	4.365177%	4.318826%	15
07/12/21	0	0.00	0	0.00	2	25,547,165.53	1	15,927,126.96	0	0.00	0	0.00	0	0.00	0	0.00	4.365086%	4.318743%	16
06/11/21	0	0.00	0	0.00	2	25,605,026.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364998%	4.318665%	17
05/12/21	0	0.00	0	0.00	2	25,659,016.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364907%	4.318583%	18
04/12/21	0	0.00	0	0.00	2	25,716,406.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364820%	4.318505%	19
03/12/21	0	0.00	0	0.00	2	25,769,913.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364730%	4.318424%	20
02/12/21	0	0.00	0	0.00	2	25,834,140.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364649%	4.318353%	21
01/12/21	0	0.00	0	0.00	2	25,887,135.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364559%	4.318271%	22
12/11/20	0	0.00	0	0.00	2	25,939,900.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.364470%	4.318190%	23
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30291489	07/06/21	3	3	102,627.49	374,981.64	262,541.85	15,927,126.96	06/03/20	2		06/03/21
29	30291473	03/06/20	19	6	63,271.76	1,232,207.68	220,728.02	10,010,514.20	06/09/20	1
Totals					165,899.24	1,607,189.32	483,269.87	25,937,641.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		334,949,357	334,949,357	0		0
13 - 24 Months		469,071,758	443,747,563	9,520,029		15,804,166
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	804,021,115	778,696,920	0	0	9,520,029	15,804,166
Oct-21	805,694,990	780,315,584	0	0	9,544,872	15,834,534
Sep-21	807,448,116	782,010,145	0	0	9,570,864	15,867,107
Aug-21	809,109,281	783,616,594	0	0	9,595,501	15,897,186
Jul-21	810,764,289	785,217,124	0	0	9,620,039	15,927,127
Jun-21	812,499,223	786,894,197	0	0	25,605,026	0
May-21	814,141,662	788,482,645	0	0	25,659,017	0
Apr-21	815,864,476	790,148,069	0	0	25,716,407	0
Mar-21	817,494,437	791,724,523	0	0	25,769,913	0
Feb-21	819,379,009	793,544,869	0	0	25,834,141	0
Jan-21	820,995,930	795,108,795	0	0	25,887,135	0
Dec-20	822,606,860	796,666,960	0	0	25,939,900	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	30291489	15,804,166.45	15,927,126.96	31,000,000.00	08/04/21	1,483,341.55	1.20000	08/31/21	12/06/22	252
29	30291473	9,520,028.82	10,010,514.20	13,800,000.00	10/22/20	(30,958.08)	(0.04000)	09/30/20	12/06/22	222
Totals		25,324,195.27	25,937,641.16	44,800,000.00		1,452,383.47

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30291489	RT	GA	06/03/20	2

COVID Relief –10/28/2021 - Loan transferred to MLS Special Servicing on 6-9-2020 due to delinquency. Loan is past due for the 4/6/2020 and subsequent payments. The collateral is a Mixed-Use development, comprised of 2 properties: The

Keating Hotel,

a 35-room, luxury full-service boutique hotel and the Mercantile Building, a 10,482 sf retail property located adjacent to the Keating Hotel in San Diegos Gaslamp District. The hotel has not opened and there is only one tenant operating in the retail sp ace of the collateral. Special Servicer is working with Borrower on a loan modification and with local counsel to dual track the asset with filing for F/C

29	30291473	MU	CA	06/09/20	1
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	30289395	15,596,534.38	5.25000%	15,596,534.38 5.25000%		8	06/25/20	07/06/20	06/30/20
22	30289396	15,059,579.55	5.09000%	15,059,579.55 5.09000%		8	09/04/20	08/21/20	09/14/20
45	30289400	5,395,930.72	5.33600%	5,395,930.72 5.33600%		8	05/14/20	06/05/20	05/19/20
Totals		36,052,044.65		36,052,044.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	3,408.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,054.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,463.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,463.62

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Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $198,000,000.00 of Class PEZ was exchanged for $115,611,122.00 of Class A-M, $49,167,571.00 of Class B, and $33,221,307.00 of Class C.

Servicer Revision to November 2017 Reporting
A revision was made to include a loan that has liquidated.

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